Columbia Large Cap Value Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Value Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 6.9%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	1,542,900	26,121,297
Entertainment 1.7%
Walt Disney Co. (The)	351,200	39,186,896
Interactive Media & Services 1.0%
Alphabet, Inc., Class A(a)	174,700	24,188,962
Media 1.7%
Comcast Corp., Class A	964,700	41,337,395
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.	198,800	32,464,040
Total Communication Services		163,298,590
Consumer Discretionary 4.6%
Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	144,200	24,616,382
Las Vegas Sands Corp.	658,200	35,885,064
Total		60,501,446
Specialty Retail 0.9%
Gap, Inc. (The)	1,075,580	20,371,485
Textiles, Apparel & Luxury Goods 1.1%
Levi Strauss & Co., Class A	1,442,916	26,217,784
Total Consumer Discretionary		107,090,715
Consumer Staples 8.1%
Beverages 1.6%
Coca-Cola Co. (The)	625,300	37,530,506
Consumer Staples Distribution & Retail 2.6%
Walmart, Inc.	1,040,739	60,997,713
Household Products 2.2%
Procter & Gamble Co. (The)	329,800	52,418,412
Tobacco 1.7%
Philip Morris International, Inc.	441,778	39,742,349
Total Consumer Staples		190,688,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.5%
Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	252,200	38,336,922
ConocoPhillips Co.	409,100	46,040,114
EOG Resources, Inc.	391,529	44,814,409
Valero Energy Corp.	330,100	46,695,946
Total		175,887,391
Total Energy		175,887,391
Financials 22.5%
Banks 7.8%
Citigroup, Inc.	797,900	44,275,471
JPMorgan Chase & Co.	443,900	82,592,034
M&T Bank Corp.	189,100	26,424,834
PNC Financial Services Group, Inc. (The)	201,801	29,705,108
Total		182,997,447
Capital Markets 6.0%
Bank of New York Mellon Corp. (The)	570,200	31,982,518
Goldman Sachs Group, Inc. (The)	94,800	36,881,940
Intercontinental Exchange, Inc.	276,800	38,314,656
Morgan Stanley	383,400	32,987,736
Total		140,166,850
Financial Services 5.3%
Berkshire Hathaway, Inc., Class B(a)	187,538	76,778,057
Global Payments, Inc.	182,300	23,644,310
MasterCard, Inc., Class A	53,300	25,304,708
Total		125,727,075
Insurance 3.4%
Chubb Ltd.	195,700	49,251,819
Marsh & McLennan Companies, Inc.	148,497	30,036,488
Total		79,288,307
Total Financials		528,179,679
Health Care 13.7%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc.(a)	215,600	18,601,968
Vertex Pharmaceuticals, Inc.(a)	72,300	30,419,502
Total		49,021,470

Columbia Large Cap Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.2%
Baxter International, Inc.	975,300	39,909,276
Becton Dickinson & Co.	145,300	34,225,415
Total		74,134,691
Health Care Providers & Services 3.7%
Cigna Group (The)	140,700	47,294,898
Elevance Health, Inc.	79,700	39,949,625
Total		87,244,523
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	736,026	37,353,319
Johnson & Johnson	191,900	30,968,822
Merck & Co., Inc.	341,100	43,370,865
Total		111,693,006
Total Health Care		322,093,690
Industrials 12.3%
Aerospace & Defense 1.5%
Northrop Grumman Corp.	78,300	36,097,866
Air Freight & Logistics 1.4%
FedEx Corp.	130,945	32,601,376
Building Products 1.6%
Trane Technologies PLC	134,800	38,009,556
Electrical Equipment 1.5%
nVent Electric PLC	533,700	35,928,684
Ground Transportation 1.6%
Norfolk Southern Corp.	143,366	36,326,077
Industrial Conglomerates 0.6%
3M Co.	163,000	15,015,560
Machinery 4.1%
Ingersoll Rand, Inc.	403,063	36,811,744
Parker-Hannifin Corp.	53,600	28,700,120
Stanley Black & Decker, Inc.	340,200	30,376,458
Total		95,888,322
Total Industrials		289,867,441
Information Technology 9.3%
Communications Equipment 1.8%
Cisco Systems, Inc.	878,800	42,507,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	790,800	25,495,392
Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	30,600	39,794,994
GlobalFoundries, Inc.(a)	384,703	21,031,713
Lam Research Corp.	59,400	55,732,050
Total		116,558,757
Software 1.4%
Microsoft Corp.	82,000	33,918,480
Total Information Technology		218,480,185
Materials 5.0%
Chemicals 3.9%
Eastman Chemical Co.	255,200	22,391,248
FMC Corp.	310,400	17,503,456
Linde PLC	115,100	51,659,182
Total		91,553,886
Metals & Mining 1.1%
Freeport-McMoRan, Inc.	683,200	25,831,792
Total Materials		117,385,678
Real Estate 4.7%
Health Care REITs 2.2%
Healthpeak Properties, Inc.	1,420,300	23,790,025
Welltower, Inc.	296,186	27,296,502
Total		51,086,527
Industrial REITs 1.6%
Prologis, Inc.	276,563	36,857,551
Residential REITs 0.9%
Invitation Homes, Inc.	659,300	22,462,351
Total Real Estate		110,406,429
Utilities 3.6%
Electric Utilities 1.2%
Xcel Energy, Inc.	547,608	28,853,466
Columbia Large Cap Value Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund, February 29, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.4%
Ameren Corp.	359,481	25,591,452
DTE Energy Co.	271,100	29,373,685
Total		54,965,137
Total Utilities		83,818,603
Total Common Stocks (Cost $1,427,604,538)		2,307,197,381

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
DISH Network Corp.(b)
12/15/2025	0.000%	28,113,000	20,367,869
Total Convertible Bonds (Cost $19,000,645)			20,367,869

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(c),(d)	20,746,412	20,742,263
Total Money Market Funds (Cost $20,740,056)		20,742,263
Total Investments in Securities (Cost: $1,467,345,239)		2,348,307,513
Other Assets & Liabilities, Net		1,661,869
Net Assets		2,349,969,382
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at February 29, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	15,408,764	189,433,320	(184,099,793)	(28)	20,742,263	5,910	792,524	20,746,412
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Value Fund  | Third Quarter Report 2024

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3QT138_05_P01_(04/24)